Provision for expected credit losses - Movement in provision for ECL on loans and credit commitments (Details) - Loans and credit commitments - Provision for ECL on loans and credit commitments - AUD ($)
$ in Millions
	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Movement in provisions for ECL on loans and credit commitments
Balance at the beginning of the year	$ 4,930	$ 4,625
Business activity during the year	(318)	(158)
Net remeasurement of provision for ECL	1,044	996
Write-offs	(620)	(601)
Exchange rate and other adjustments	48	68
Balance at the end of the year	5,084	4,930
Housing
Movement in provisions for ECL on loans and credit commitments
Balance at the beginning of the year	1,723	1,653
Business activity during the year	(230)	(163)
Net remeasurement of provision for ECL	248	256
Write-offs	(57)	(50)
Exchange rate and other adjustments	21	27
Balance at the end of the year	1,705	1,723
Personal
Movement in provisions for ECL on loans and credit commitments
Balance at the beginning of the year	405	472
Business activity during the year	27	13
Net remeasurement of provision for ECL	360	260
Write-offs	(394)	(358)
Exchange rate and other adjustments	12	18
Balance at the end of the year	410	405
Business
Movement in provisions for ECL on loans and credit commitments
Balance at the beginning of the year	2,802	2,500
Business activity during the year	(115)	(8)
Net remeasurement of provision for ECL	436	480
Write-offs	(169)	(193)
Exchange rate and other adjustments	15	23
Balance at the end of the year	2,969	2,802
Performing - Stage 1
Movement in provisions for ECL on loans and credit commitments
Balance at the beginning of the year	706	885
Transfers to Stage 1	1,222	1,252
Transfers to Stage 2	(315)	(588)
Transfers to Stage 3	(3)	(7)
Business activity during the year	303	226
Net remeasurement of provision for ECL	(1,149)	(1,066)
Exchange rate and other adjustments	(3)	4
Balance at the end of the year	761	706
Performing - Stage 1 | Housing
Movement in provisions for ECL on loans and credit commitments
Balance at the beginning of the year	158	143
Transfers to Stage 1	351	316
Transfers to Stage 2	(41)	(60)
Business activity during the year	59	41
Net remeasurement of provision for ECL	(357)	(284)
Exchange rate and other adjustments	(1)	2
Balance at the end of the year	169	158
Performing - Stage 1 | Personal
Movement in provisions for ECL on loans and credit commitments
Balance at the beginning of the year	82	99
Transfers to Stage 1	358	359
Transfers to Stage 2	(59)	(59)
Business activity during the year	36	28
Net remeasurement of provision for ECL	(340)	(346)
Exchange rate and other adjustments		1
Balance at the end of the year	77	82
Performing - Stage 1 | Business
Movement in provisions for ECL on loans and credit commitments
Balance at the beginning of the year	466	643
Transfers to Stage 1	513	577
Transfers to Stage 2	(215)	(469)
Transfers to Stage 3	(3)	(7)
Business activity during the year	208	157
Net remeasurement of provision for ECL	(452)	(436)
Exchange rate and other adjustments	(2)	1
Balance at the end of the year	515	466
Performing - Stage 2
Movement in provisions for ECL on loans and credit commitments
Balance at the beginning of the year	2,808	2,341
Transfers to Stage 1	(1,165)	(1,119)
Transfers to Stage 2	822	1,069
Transfers to Stage 3	(608)	(489)
Business activity during the year	(328)	(243)
Net remeasurement of provision for ECL	1,070	1,238
Exchange rate and other adjustments	(5)	11
Balance at the end of the year	2,594	2,808
Performing - Stage 2 | Housing
Movement in provisions for ECL on loans and credit commitments
Balance at the beginning of the year	1,052	1,095
Transfers to Stage 1	(345)	(311)
Transfers to Stage 2	310	316
Transfers to Stage 3	(196)	(131)
Business activity during the year	(131)	(98)
Net remeasurement of provision for ECL	209	176
Exchange rate and other adjustments	(2)	5
Balance at the end of the year	897	1,052
Performing - Stage 2 | Personal
Movement in provisions for ECL on loans and credit commitments
Balance at the beginning of the year	225	250
Transfers to Stage 1	(356)	(356)
Transfers to Stage 2	106	126
Transfers to Stage 3	(136)	(132)
Business activity during the year	(9)	(15)
Net remeasurement of provision for ECL	405	350
Exchange rate and other adjustments	(1)	2
Balance at the end of the year	234	225
Performing - Stage 2 | Business
Movement in provisions for ECL on loans and credit commitments
Balance at the beginning of the year	1,531	996
Transfers to Stage 1	(464)	(452)
Transfers to Stage 2	406	627
Transfers to Stage 3	(276)	(226)
Business activity during the year	(188)	(130)
Net remeasurement of provision for ECL	456	712
Exchange rate and other adjustments	(2)	4
Balance at the end of the year	1,463	1,531
Non-performing - Stage 3
Movement in provisions for ECL on loans and credit commitments
Balance at the beginning of the year	1,416	1,399
Transfers to Stage 1	(57)	(133)
Transfers to Stage 2	(507)	(481)
Transfers to Stage 3	611	496
Business activity during the year	(293)	(141)
Net remeasurement of provision for ECL	1,123	824
Write-offs	(620)	(601)
Exchange rate and other adjustments	56	53
Balance at the end of the year	1,729	1,416
Non-performing - Stage 3 | Housing
Movement in provisions for ECL on loans and credit commitments
Balance at the beginning of the year	513	415
Transfers to Stage 1	(6)	(5)
Transfers to Stage 2	(269)	(256)
Transfers to Stage 3	196	131
Business activity during the year	(158)	(106)
Net remeasurement of provision for ECL	396	364
Write-offs	(57)	(50)
Exchange rate and other adjustments	24	20
Balance at the end of the year	639	513
Non-performing - Stage 3 | Personal
Movement in provisions for ECL on loans and credit commitments
Balance at the beginning of the year	98	123
Transfers to Stage 1	(2)	(3)
Transfers to Stage 2	(47)	(67)
Transfers to Stage 3	136	132
Net remeasurement of provision for ECL	295	256
Write-offs	(394)	(358)
Exchange rate and other adjustments	13	15
Balance at the end of the year	99	98
Non-performing - Stage 3 | Business
Movement in provisions for ECL on loans and credit commitments
Balance at the beginning of the year	805	861
Transfers to Stage 1	(49)	(125)
Transfers to Stage 2	(191)	(158)
Transfers to Stage 3	279	233
Business activity during the year	(135)	(35)
Net remeasurement of provision for ECL	432	204
Write-offs	(169)	(193)
Exchange rate and other adjustments	19	18
Balance at the end of the year	991	805
Parent Entity
Movement in provisions for ECL on loans and credit commitments
Balance at the beginning of the year	4,267	4,080
Business activity during the year	(284)	(162)
Net remeasurement of provision for ECL	937	863
Write-offs	(573)	(554)
Exchange rate and other adjustments	55	40
Balance at the end of the year	4,402	4,267
Parent Entity | Housing
Movement in provisions for ECL on loans and credit commitments
Balance at the beginning of the year	1,487	1,491
Business activity during the year	(211)	(156)
Net remeasurement of provision for ECL	222	179
Write-offs	(46)	(43)
Exchange rate and other adjustments	22	16
Balance at the end of the year	1,474	1,487
Parent Entity | Personal
Movement in provisions for ECL on loans and credit commitments
Balance at the beginning of the year	349	415
Business activity during the year	26	13
Net remeasurement of provision for ECL	350	249
Write-offs	(378)	(341)
Exchange rate and other adjustments	12	13
Balance at the end of the year	359	349
Parent Entity | Business
Movement in provisions for ECL on loans and credit commitments
Balance at the beginning of the year	2,431	2,174
Business activity during the year	(99)	(19)
Net remeasurement of provision for ECL	365	435
Write-offs	(149)	(170)
Exchange rate and other adjustments	21	11
Balance at the end of the year	2,569	2,431
Parent Entity | Performing - Stage 1
Movement in provisions for ECL on loans and credit commitments
Balance at the beginning of the year	600	777
Transfers to Stage 1	1,088	1,115
Transfers to Stage 2	(274)	(503)
Transfers to Stage 3	(3)	(6)
Business activity during the year	267	191
Net remeasurement of provision for ECL	(1,016)	(975)
Exchange rate and other adjustments	(1)	1
Balance at the end of the year	661	600
Parent Entity | Performing - Stage 1 | Housing
Movement in provisions for ECL on loans and credit commitments
Balance at the beginning of the year	121	106
Transfers to Stage 1	311	295
Transfers to Stage 2	(36)	(55)
Business activity during the year	55	40
Net remeasurement of provision for ECL	(309)	(265)
Balance at the end of the year	142	121
Parent Entity | Performing - Stage 1 | Personal
Movement in provisions for ECL on loans and credit commitments
Balance at the beginning of the year	68	85
Transfers to Stage 1	325	323
Transfers to Stage 2	(56)	(54)
Business activity during the year	34	26
Net remeasurement of provision for ECL	(305)	(312)
Balance at the end of the year	66	68
Parent Entity | Performing - Stage 1 | Business
Movement in provisions for ECL on loans and credit commitments
Balance at the beginning of the year	411	586
Transfers to Stage 1	452	497
Transfers to Stage 2	(182)	(394)
Transfers to Stage 3	(3)	(6)
Business activity during the year	178	125
Net remeasurement of provision for ECL	(402)	(398)
Exchange rate and other adjustments	(1)	1
Balance at the end of the year	453	411
Parent Entity | Performing - Stage 2
Movement in provisions for ECL on loans and credit commitments
Balance at the beginning of the year	2,419	2,063
Transfers to Stage 1	(1,036)	(990)
Transfers to Stage 2	724	941
Transfers to Stage 3	(527)	(443)
Business activity during the year	(308)	(223)
Net remeasurement of provision for ECL	937	1,071
Balance at the end of the year	2,209	2,419
Parent Entity | Performing - Stage 2 | Housing
Movement in provisions for ECL on loans and credit commitments
Balance at the beginning of the year	920	1,016
Transfers to Stage 1	(307)	(292)
Transfers to Stage 2	276	290
Transfers to Stage 3	(183)	(125)
Business activity during the year	(123)	(97)
Net remeasurement of provision for ECL	174	128
Balance at the end of the year	757	920
Parent Entity | Performing - Stage 2 | Personal
Movement in provisions for ECL on loans and credit commitments
Balance at the beginning of the year	191	218
Transfers to Stage 1	(324)	(322)
Transfers to Stage 2	98	114
Transfers to Stage 3	(128)	(123)
Business activity during the year	(8)	(13)
Net remeasurement of provision for ECL	372	317
Balance at the end of the year	201	191
Parent Entity | Performing - Stage 2 | Business
Movement in provisions for ECL on loans and credit commitments
Balance at the beginning of the year	1,308	829
Transfers to Stage 1	(405)	(376)
Transfers to Stage 2	350	537
Transfers to Stage 3	(216)	(195)
Business activity during the year	(177)	(113)
Net remeasurement of provision for ECL	391	626
Balance at the end of the year	1,251	1,308
Parent Entity | Non-performing - Stage 3
Movement in provisions for ECL on loans and credit commitments
Balance at the beginning of the year	1,248	1,240
Transfers to Stage 1	(52)	(125)
Transfers to Stage 2	(450)	(438)
Transfers to Stage 3	530	449
Business activity during the year	(243)	(130)
Net remeasurement of provision for ECL	1,016	767
Write-offs	(573)	(554)
Exchange rate and other adjustments	56	39
Balance at the end of the year	1,532	1,248
Parent Entity | Non-performing - Stage 3 | Housing
Movement in provisions for ECL on loans and credit commitments
Balance at the beginning of the year	446	369
Transfers to Stage 1	(4)	(3)
Transfers to Stage 2	(240)	(235)
Transfers to Stage 3	183	125
Business activity during the year	(143)	(99)
Net remeasurement of provision for ECL	357	316
Write-offs	(46)	(43)
Exchange rate and other adjustments	22	16
Balance at the end of the year	575	446
Parent Entity | Non-performing - Stage 3 | Personal
Movement in provisions for ECL on loans and credit commitments
Balance at the beginning of the year	90	112
Transfers to Stage 1	(1)	(1)
Transfers to Stage 2	(42)	(60)
Transfers to Stage 3	128	123
Net remeasurement of provision for ECL	283	244
Write-offs	(378)	(341)
Exchange rate and other adjustments	12	13
Balance at the end of the year	92	90
Parent Entity | Non-performing - Stage 3 | Business
Movement in provisions for ECL on loans and credit commitments
Balance at the beginning of the year	712	759
Transfers to Stage 1	(47)	(121)
Transfers to Stage 2	(168)	(143)
Transfers to Stage 3	219	201
Business activity during the year	(100)	(31)
Net remeasurement of provision for ECL	376	207
Write-offs	(149)	(170)
Exchange rate and other adjustments	22	10
Balance at the end of the year	$ 865	$ 712